UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--34.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset - Backed Certificates--.4%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.96	8/15/18	460,000	a,b	482,410
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	81,503	a	81,556
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		409,424
					973,390
Asset-Backed Ctfs./Auto Receivables--1.2%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	b	331,533
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		232,008
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	480,000		491,768
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		290,579
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. B	5.35	9/9/13	148,881		149,605
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		78,925
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		325,058
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	235,000	b	239,609
Santander Drive Auto Receivables
Trust, Ser. 2010-1, Cl. A3	1.84	11/17/14	505,000		509,068
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	95,000		95,310
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	100,000		100,436
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	b	334,832
					3,178,731
Asset-Backed Ctfs./Home Equity Loans--.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	1/25/1933	103,806	a	103,787
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.74	7/25/35	166,596	a	158,470
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.65	5/25/35	13,007	a	12,963
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.67	7/25/35	5,316	a	5,294
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.35	1/25/36	124	a	123
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.48	11/25/35	97,193	a	95,449
					376,086
Commercial Mortgage Pass-Through Ctfs.--1.2%
American Tower Trust,

Ser. 2007-1A, Cl. AFX	5.42	4/15/37	225,000	b	241,733
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		615,617
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22,
Cl. A4	5.70	4/12/38	275,000	a	306,321
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	275,000		295,094
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	175,000	a	195,662
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	560,000	a,b	538,213
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	116,569	a	122,172
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	435,000	a,b	480,325
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.95	8/15/39	415,000	a	451,342
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	21,490		21,514
					3,267,993
Consumer Staples--.3%
Altria Group,
Gtd. Notes	10.20	2/6/39	145,000		211,533
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	90,000		102,804
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	195,000		217,956
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	180,000		215,156
					747,449
Diversified Financial Services--2.4%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	195,000		213,718
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	230,000		254,146
Ameriprise Financial,
Sr. Unscd. Notes	5.30	3/15/20	75,000		83,040
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	355,000		360,142
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	390,000		427,092
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000		309,157
Capital One Financial,
Sr. Unscd. Notes	6.75	9/15/17	185,000		211,699
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	200,000		208,464
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	230,000		251,441
Citigroup,
Unscd. Notes	8.50	5/22/19	200,000		244,814
Credit Suisse,
Sub. Notes	5.40	1/14/20	245,000		244,412

ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	b	250,134
FUEL Trust,
Scd. Notes	4.21	4/15/16	265,000	b	266,746
General Electric Capital,
Sr. Unscd. Notes	0.88	4/7/14	375,000	a	369,856
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	230,000	c	242,686
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	b	524,953
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.40	6/24/15	245,000		252,688
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	135,000		150,942
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	230,000		230,769
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	100,000		104,509
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		98,414
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000	c	31,053
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		104,332
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	220,000	b	256,039
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	650,000	a	659,750
					6,350,996
Foreign/Governmental--.3%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000		93,989
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		124,835
Russia Foreign Bond,
Sr. Unscd. Bonds	5.00	4/29/20	480,000	b	511,200
					730,024
Industrial--.3%
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	305,000	b	338,411
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	100,000	b	122,416
Waste Management,
Gtd. Notes	7.38	5/15/29	170,000		214,749
Waste Management,
Gtd. Notes	7.75	5/15/32	170,000		221,480
					897,056
Insurance--.8%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		51,427
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000		261,518
AON,
Sr. Unscd. Notes	3.50	9/30/15	165,000		171,418
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		167,477
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	168,000		183,428

Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		254,603
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		221,452
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		270,669
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		237,489
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		282,549
					2,102,030
Materials--.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	240,000	c	234,567
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	220,000	b	240,354
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	235,000		290,623
					765,544
Media & Telecommunications--1.5%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	145,000		168,302
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	180,000		198,078
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		152,182
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	b	425,475
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	370,000		391,179
NBC Universal Media,
Sr. Unscd. Notes	5.15	4/30/20	240,000		266,592
News America,
Gtd. Notes	6.65	11/15/37	435,000		472,178
News America,
Gtd. Notes	6.90	8/15/39	185,000		210,226
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000		312,004
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000		410,631
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	265,000		299,167
Time Warner,
Gtd. Notes	5.88	11/15/16	76,000		88,622
Time Warner,
Gtd. Debs.	6.10	7/15/40	75,000		81,260
Time Warner,
Gtd. Debs.	6.20	3/15/40	125,000		134,906
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000		85,269
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	210,000		270,253
					3,966,324
Municipal Bonds Futures--.5%
California,
GO (Build America Bonds)	7.55	4/1/39	255,000		306,372
Illinois,

GO	4.42	1/1/15	270,000		283,508
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		130,254
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		11,164
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		253,330
New York City,
GO (Build America Bonds)	5.99	12/1/36	250,000		280,892
					1,265,520
Office And Business Equipment--.2%
Xerox,
Sr. Unscd. Notes	1.11	5/16/14	225,000	a	225,269
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000		77,420
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	105,000		112,394
					415,083
Oil & Gas--.6%
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	225,000		247,209
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	155,000		161,666
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		277,848
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000		108,898
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		223,464
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	215,000		238,688
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000		276,772
Valero Energy,
Gtd. Notes	6.13	2/1/20	130,000	c	145,072
					1,679,617
Real Estate--.6%
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	20,000	c	21,479
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000		229,877
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000		113,189
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000	c	288,039
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		268,939
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000		101,312
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		233,370
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	179,000		202,853
WEA Finance,
Gtd. Notes	7.13	4/15/18	135,000	b,c	155,481

				1,614,539
Residential Mortgage Pass-Through Ctfs.--.0%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.49	7/25/35	127,658a	115,816
Retail--.5%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	225,000	250,885
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	568,474b	727,975
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	170,000	186,998
Staples,
Gtd. Notes	9.75	1/15/14	170,000	199,370
				1,365,228
U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000d,c	1,019,127
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000d	510,269
				1,529,396
U.S. Government Agencies/Mortgage-Backed--12.5%
Federal Home Loan Mortgage Corp.:
4.00%, 10/1/40 - 12/1/40			2,831,309d	2,938,883
4.50%, 2/1/39			132,399d	140,208
5.00%, 1/1/23 - 3/1/41			5,295,008d	5,735,126
5.50%, 4/1/22 - 7/1/40			4,372,766d	4,783,851
6.00%, 3/1/38			339,002d	376,108
Federal National Mortgage Association:
4.00%, 12/1/40 - 2/1/41			3,733,320d	3,876,041
4.50%, 2/1/38 - 2/1/39			1,505,516d	1,594,837
5.00%, 8/1/20 - 4/1/40			5,834,577d	6,344,047
5.50%, 9/1/34 - 3/1/41			5,684,691d	6,247,011
6.00%, 5/1/22 - 5/1/39			996,430d	1,109,167
8.00%, 3/1/30			140d	165
Government National Mortgage Association I
5.50%, 4/15/33			105,604	118,531
				33,263,975
U.S. Government Securities--9.1%
U.S. Treasury Bonds:
3.88%, 8/15/40			2,945,000	3,096,853
6.13%, 11/15/27			180,000	253,209
U.S. Treasury Notes:
1.00%, 9/30/11			3,235,000	3,237,908
1.38%, 9/15/12			1,685,000	1,706,656
2.13%, 5/31/15			9,360,000	9,913,513
2.38%, 7/31/17			765,000	813,888
2.63%, 8/15/20			5,030,000	5,275,605
				24,297,632
Utilities--.9%
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	370,000	458,330
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	111,517
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000b	191,039
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	210,000	209,283

National Grid,
Sr. Unscd. Notes	6.30	8/1/16	223,000	260,431
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000	108,601
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	272,000	352,518
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000c	270,991
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	259,389
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000	256,058
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	32,625
				2,510,782
Total Bonds and Notes
(cost $86,618,990)				91,413,211

Common Stocks--63.2%			Shares	Value ($)
Consumer Discretionary--8.2%
Amazon.com			5,200e	1,119,508
Carnival			71,613	2,365,377
CBS, Cl. B			45,860	1,148,793
DIRECTV, Cl. A			25,680e	1,129,150
General Motors			14,160e	340,265
Guess?			18,910	645,020
Home Depot			26,514	885,037
Johnson Controls			41,510	1,323,339
Mattel			42,020	1,129,077
McDonald's			14,510	1,312,575
Melco Crown Entertainment, ADR			31,980e	415,740
Newell Rubbermaid			45,930	635,671
News, Cl. A			57,790	998,033
NVR			550e	350,075
Omnicom Group			94,550	3,834,003
Stanley Black & Decker			6,860c	425,183
Staples			28,340	417,732
Time Warner			39,796	1,259,941
Toll Brothers			20,890e	359,099
Viacom, Cl. B			14,190	684,526
Walt Disney			33,700	1,147,822
				21,925,966
Consumer Staples--6.2%
Coca-Cola Enterprises			35,590c	982,996
ConAgra Foods			45,520	1,111,598
CVS Caremark			31,371c	1,126,533
Dr. Pepper Snapple Group			26,460	1,018,181
Energizer Holdings			17,180e	1,296,746
Hansen Natural			4,700e	401,004
Kimberly-Clark			17,970	1,242,805
Kraft Foods, Cl. A			25,400	889,508
Lorillard			3,690c	411,140
PepsiCo			78,035	5,027,795
Unilever, ADR			74,380c	2,509,581
Walgreen			12,390	436,252
				16,454,139
Energy--8.8%
Alpha Natural Resources			21,850c,e	722,580

Anadarko Petroleum	43,100	3,178,625
Apache	7,990	823,529
Chevron	25,714	2,543,372
ENSCO, ADR	18,800	907,288
EOG Resources	9,240	855,532
Exxon Mobil	24,160	1,788,806
Halliburton	23,530	1,044,026
Hess	23,452	1,391,642
National Oilwell Varco	24,610	1,627,213
Occidental Petroleum	52,530	4,556,452
Schlumberger	50,910	3,977,089
		23,416,154
Financial--10.1%
American Express	31,630c	1,572,327
Ameriprise Financial	21,300	973,410
AON	19,770	923,852
Bank of America	71,930	587,668
Capital One Financial	58,780c	2,706,819
Citigroup	80,878	2,511,262
Comerica	37,790	967,046
Discover Financial Services	19,850	499,426
Franklin Resources	3,850	461,692
Hartford Financial Services Group	36,790c	704,161
JPMorgan Chase & Co.	92,044	3,457,173
Lincoln National	43,300	898,475
Marsh & McLennan	31,910	948,365
MetLife	58,007	1,949,035
Moody's	13,450c	414,664
PNC Financial Services Group	15,810	792,713
Prudential Financial	15,550c	780,765
SunTrust Banks	37,020	736,698
TD Ameritrade Holding	37,190	571,982
Wells Fargo & Co.	173,372	4,525,009
		26,982,542
Health Care--9.5%
Amgen	17,430	965,709
Baxter International	45,720	2,559,406
CIGNA	46,420	2,169,671
Covidien	29,141	1,520,577
Johnson & Johnson	27,910	1,836,478
McKesson	24,130	1,928,711
Medtronic	12,080	423,646
Merck & Co.	50,940c	1,687,133
Mylan	20,750e	430,770
Pfizer	287,197	5,450,999
Sanofi, ADR	26,990	987,024
St. Jude Medical	19,430	884,842
Thermo Fisher Scientific	8,150e	447,679
UnitedHealth Group	22,950	1,090,584
Warner Chilcott, Cl. A	42,980	733,239
Watson Pharmaceuticals	18,050e	1,211,516
Zimmer Holdings	19,080e	1,085,461
		25,413,445
Industrial--5.7%
Caterpillar	15,610	1,420,510
Cooper Industries	7,300	345,874
Cummins	8,560	795,395
Dover	37,063	2,131,864

Eaton	14,550	624,923
General Electric	270,340	4,409,245
Honeywell International	7,820	373,874
Hubbell, Cl. B	7,320	432,832
Intuit	17,410	858,835
Norfolk Southern	12,950	876,456
Owens Corning	36,700e	1,066,502
Pitney Bowes	21,710c	440,930
Thomas & Betts	18,680e	815,942
Tyco International	12,965	539,085
		15,132,267
Information Technology--9.5%
Accenture, Cl. A	14,300	766,337
Alliance Data Systems	4,720c,e	440,895
AOL	29,013e	452,023
Apple	10,601e	4,079,583
BMC Software	38,880e	1,578,917
Cisco Systems	83,290	1,305,987
Corning	20,850	313,376
eBay	14,740e	455,024
Electronic Arts	120,930e	2,730,599
EMC	52,900c,e	1,195,011
F5 Networks	7,040e	574,605
Google, Cl. A	1,030e	557,189
Informatica	10,750e	449,135
International Business Machines	7,430	1,277,291
NetApp	47,420e	1,783,940
Oracle	68,280	1,916,620
QUALCOMM	69,240	3,563,090
Riverbed Technology	23,450e	581,091
Teradata	21,480e	1,124,693
		25,145,406
Materials--1.9%
Air Products & Chemicals	5,110	418,356
Celanese, Ser. A	16,960	797,290
CF Industries Holdings	3,300	603,306
Cliffs Natural Resources	6,980	578,293
Dow Chemical	33,970	966,447
E.I. du Pont de Nemours & Co.	21,030	1,015,118
Freeport-McMoRan Copper & Gold	14,350	676,459
		5,055,269
Telecommunication Services--.8%
AT&T	77,284	2,201,048
Utilities--2.5%
Exelon	37,450c	1,614,844
NextEra Energy	53,380c	3,027,714
PPL	59,800	1,727,024
TransCanada	6,890	297,303
		6,666,885
Total Common Stocks
(cost $174,544,649)		168,393,121

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,715,000)	4,715,000[f]	4,715,000

Investment of Cash Collateral for
Securities Loaned--5.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,632,622)	15,632,622[f]	15,632,622
Total Investments (cost $281,511,261)	105.2%	280,153,954
Liabilities, Less Cash and Receivables	(5.2%)	(13,772,646)
Net Assets	100.0%	266,381,308

ADR - American Depository Receipts
GO-General Obligation

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities were valued at $6,658,878 or 2.5% of net assets.
c Security, or portion thereof, on loan. At August 31, 2011, the value of the fund's securities on loan was
$15,381,569 and the value of the collateral held by the fund was $15,632,622.
d The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Non-income producing security.
f Investment in affiliated money market mutual fund.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $281,511,261.
Net unrealized depreciation on investments was $1,357,307 of which $14,602,598 related to appreciated investment securities and $15,959,905 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	63.2
U.S. Government & Agencies	22.2
Corporate Bonds	8.4
Money Market Investments	7.7
Asset/Mortgage-Backed	2.9
Muncipal Bond	.5
Foreign/Governmental	.3
105.2

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	4,528,207	-	4,528,207
Commercial Mortgage-Backed	-	3,267,993	-	3,267,993
Corporate Bonds+	-	22,414,648	-	22,414,648
Equity Securities - Domestic+	163,573,488	-	-	163,573,488
Equity Securities - Foreign+	4,819,633	-	-	4,819,633
Foreign Government	-	730,024	-	730,024
Municipal Bonds	-	1,265,520	-	1,265,520
Mutual Funds	20,347,622	-	-	20,347,622
Residential Mortgage-Backed	-	115,816	-	115,816
U.S. Government Agencies/Mortgage-Backed	-	34,793,371	-	34,793,371
U.S. Treasury	-	24,297,632	-	24,297,632
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors/Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)